STATEMENT OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 08, 2021	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Revenue					$ 889,058,000		$ 491,760,000	$ 299,281,000
Operating costs and expenses:
Cost of revenue, exclusive of depreciation and amortization shown separately below					440,753,000		256,086,000	164,466,000
Operations and support					186,984,000		116,192,000	78,782,000
Technology and development					48,709,000		27,030,000	16,929,000
Sales and marketing					187,904,000		79,971,000	70,584,000
General and administrative					88,835,000		57,587,000	36,289,000
Depreciation					17,110,000		15,483,000	5,705,000
Amortization of intangible assets					44,163,000		18,817,000	7,984,000
Formation costs					1,014,458,000		571,166,000	380,739,000
Loss from operations					(125,400,000)		(79,406,000)	(81,458,000)
Interest income					36,000		385,000	1,050,000
Interest expense					(31,723,000)		(7,907,000)	(1,186,000)
Other income (expense), net					3,280,000		(5,725,000)	(3,354,000)
Loss before income taxes					(153,807,000)		(92,653,000)	(84,948,000)
Income tax benefit (expense)					(784,000)		315,000	76,000
Net loss					$ (154,591,000)		(92,338,000)	(84,872,000)
Net income (loss) per unit attributable to common units - basic (in usd per share)		$ (0.06)			$ (0.06)	[1]
Net income (loss) per unit attributable to common units - diluted (in usd per share)		$ (0.06)			$ (0.06)	[1]
Weighted average units used to compute net income (loss) per unit attributable to common units - basic (in shares)		214,794,000			214,794	[1]
Weighted average units used to compute net income (loss) per unit attributable to common units - diluted (in shares)		214,794,000			214,794	[1]
Other comprehensive income (loss):
Foreign currency translation adjustments					$ (358,000)		(313,000)	939,000
Total comprehensive loss					$ (154,949,000)		$ (92,651,000)	$ (83,933,000)
TPG Pace Solutions
Operating costs and expenses:
Formation costs	$ 8,770		$ 1,498,767	$ 2,247,630
Loss from operations			$ (1,498,767)	$ (2,247,630)
Net loss	$ (8,770)
Net income (loss) per unit attributable to common units - basic (in usd per share)	$ 0.00
Net income (loss) per unit attributable to common units - diluted (in usd per share)	$ 0.00
Weighted average units used to compute net income (loss) per unit attributable to common units - basic (in shares)	4,000,000
Weighted average units used to compute net income (loss) per unit attributable to common units - diluted (in shares)	4,000,000

[1]	Basic and diluted net loss per share of Class A Common Stock is applicable only for the period from December 6, 2021 through December 31, 2021, which is the period following the Reverse Recapitalization (as defined in Note 3, Reverse Recapitalization). See also Note 15, Net Loss Per Share.